Accounts Payable - Schedule of Components of Accounts Payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Components of Accounts Payable [Abstract]
Trade payables	$ 1,383,360	$ 413,492
Total	$ 1,383,360	$ 413,492